Employee Benefits - Summary of Expense Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Current service cost	$ 46,793	$ 56,223
Net interest cost	2,706	2,602
Plan administration expenses	1,906	1,981
Pension expense	51,405	60,806
Actual return on plan assets	27,611	9,004
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	0	474
Net interest cost	650	630
Plan administration expenses	0	0
Pension expense	650	1,104
Actual return on plan assets	(52)	201
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Current service cost	46,793	55,749
Net interest cost	2,056	1,972
Plan administration expenses	1,906	1,981
Pension expense	50,755	59,702
Actual return on plan assets	$ 27,663	$ 8,803